Leases - Amounts Recognized in Net Loss (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Interest on lease liabilities	$ 725,000	$ 595,000
Variable lease payments	2,766,000	2,487,000
Amounts recognized in net loss	3,491,000	3,082,000
Total cash outflow for leases	$ 6,179,000	$ 4,479,000